Subsequent Events (Q3) (Details) - USD ($)	1 Months Ended
	Oct. 28, 2021	Sep. 30, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loans (in Dollars)	$ 1,500,000
Common stock [Member]
Subsequent Events (Details) [Line Items]
Price per unit (in dollars per share)		$ 0.0001
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Price per unit (in dollars per share)		0.0001
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Price per unit (in dollars per share)		$ 0.0001